LOOMIS SAYLES RESEARCH FUND
                            LOOMIS SAYLES GROWTH FUND
                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                    LOOMIS SAYLES INVESTMENT GRADE BOND FUND
              LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND

   Supplement dated November 23, 2005 to the IXIS Advisor Equity Funds Classes A, B, and C Prospectus dated February 1, 2005 as revised May 1, 2005, IXIS
  Advisor Equity Funds Class Y Prospectus dated February 1, 2005, IXIS Advisor Income and Tax Free Income Funds Classes A, B and C Prospectus dated February 1, 2005 as revised May 1, 2005, IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005 and the Loomis Sayles Investment Grade Bond
 Fund Class J shares Prospectus dated February 1, 2005, each as may be revised and supplemented from time to time


THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "GOALS, STRATEGIES & RISKS" SECTION OF EACH PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO EACH FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information," then "Our fund line-up," then the name of the Fund and scroll down to "Portfolio Highlights").

                                                                      SP285-1105

                        CGM ADVISOR TARGETED EQUITY FUND
                      HARRIS ASSOCIATES FOCUSED VALUE FUND

   Supplement dated November 23, 2005 to the IXIS Advisor Equity Funds Classes A, B, and C Prospectus dated May 1, 2005 and IXIS Advisor Equity Funds Class Y
Prospectus dated May 1, 2005, each as may be revised and supplemented from time to time


THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "GOALS, STRATEGIES & RISKS" SECTION OF EACH PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO CGM ADVISOR TARGETED EQUITY FUND AND HARRIS ASSOCIATES FOCUSED VALUE FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.ixisadvisorfunds.com (click on "Fund Information" and then "Portfolio Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information.

                                                                     SP284-1105